UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Partners, L.P.
Address:  7315 Wisconsin Ave., Suite 700E
          Bethesda, MD 20814

13F File Number: 028-11159

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925

Signature, Place and Date of Signing:


/s/ Gavin M. Abrams             Bethesda, Maryland            11/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

     028-11161                  Abrams Bison Investments, L.L.C.
    --------------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:      $0
                                             -----
                                          (thousands)

List of Other Included Managers: None

02802.0001 #615464